UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    May 14, 2010


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         94

Form 13F Information Table Value Total:       1,229,766 (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE

					Title of		Value 		Shares/		SH/	PUT/ Invtmnt  Other	Voting Authority
Issuer					Class	CUSIP		* $1000		PRN Amount	PRN	CALL Dscretn  Mgrs  Sole  Shared  None

3Com Corp                               CS       885535104      20,661         2,693,724      SH            SOLE          2,693,724
Aetna Inc                               CS       00817Y108      2,247          64,000         SH            SOLE          64,000
ALCOA INC 5.25% 3/15/14	                CB       013817AT8      36,084         15,650,000     PRN           SOLE          15,650,000
Allergan Inc			        CS       018490102      4,161          63,700         SH            SOLE          63,700
Allied Nevada Gold Corp                 CS       019344100      4,109          248,400        SH            SOLE          248,400
American Capital Ltd                    CS       02503Y103      10,140         2,000,000      SH            SOLE          2,000,000
American Eagle Outfitters Inc           CS       02553E106      2,217          119,720        SH            SOLE          119,720
American Italian Pasta Co               CS       027070101      2,864          73,613         SH            SOLE          73,613
AMGEN INC 0.125% 2/11                   CB       031162AN0      34,694         35,000,000     PRN           SOLE          35,000,000
Anadarko Petroleum Corp                 CS       032511107      5,673          77,900         SH            SOLE          77,900
Annaly Capital Mgmt Inc                 CS       035710409      4,049          235,695        SH            SOLE          235,695
AOL Inc                                 CS       00184X105      3,286          130,000        SH            SOLE          130,000
Apple Inc                               CS       037833100      6,383          27,170         SH            SOLE          27,170
ArcelorMittalNA 5% 15/05/2014           CB       03938LAK0      27,871         17,500,000     PRN           SOLE          17,500,000
Baker Hughes Inc                        CS       057224107      309            6,600          SH            SOLE          6,600
Boston Scientific Corp                  CS       101137107      3,971          550,000        SH            SOLE          550,000
BJ Services Co                          CS       055482103      68,427         3,197,500      SH            SOLE          3,197,500
BRANDYWINE OPER PRTNRSHIP 3.875% 10/26  CB       105340AH6      8,978          9,000,000      PRN           SOLE          9,000,000
Brink's Home Security Holdings          CS       109699108      19,516         458,654        SH            SOLE          458,654
Brocade Communications Systems          CS       111621306      3,395          596,700        SH            SOLE          596,700
Boston PPTYS LTD PRTNR 2.875% 2/37      CB       10112RAK0      32,398         32,500,000     PRN           SOLE          32,500,000
Cameron International Corp              CS       13342B105      4,393          102,500        SH            SOLE          102,500
Cemex SAB de CV                         CS       151290889      4,782          468,379        SH            SOLE          468,379
CF Industries Holdings Inc              OC       125269100      9,118          100,000               CALL   SOLE          100,000
CF Industries Holdings Inc              CS       125269100      2,325          25,500         SH            SOLE          25,500
CNH Global NV                           CS       N20935206      1,784          58,000         SH            SOLE          58,000
Consumer Staples Select Sector          CS       81369Y308      559            20,000         SH            SOLE          20,000
Continental Airlines Inc                CS       210795308      3,562          162,151        SH            SOLE          162,151
Cornell Cos Inc                         CS       219141108      284            15,500         SH            SOLE          15,500
Covanta Holding Corp                    CS       22282E102      1,440          86,453         SH            SOLE          86,453
CSX Corp                                CS       126408103      3,054          60,000         SH            SOLE          60,000
CVS Caremark Corp                       CS       126650100      3,473          95,000         SH            SOLE          95,000
Cemex SAB de CV                         OP       151290889      10,210         1,000,000             PUT    SOLE          1,000,000
Deutsche Telekom AG                     CS       251566105      13,263         982,457        SH            SOLE          982,457
Dex One Corp                            CS       25212W100      33,183         1,188,499      SH            SOLE          1,188,499
DIRECTV                                 CS       25490A101      15,378         454,832        SH            SOLE          454,832
Devon Energy Corp                       OC       25179M103      4,832          75,000                CALL   SOLE          75,000
Eastman Kodak Co                        OP       277461109      8,106          1,400,000             PUT    SOLE          1,400,000
Energy XXI Bermuda Ltd                  CS       G10082140      1,348          75,300         SH            SOLE          75,300
Fiserv Inc                              CS       337738108      4,061          80,000         SH            SOLE          80,000
Goldman Sachs Group Inc/The             OP       38141G104      495            2,900                 PUT    SOLE          2,900
Goldman Sachs Group Inc/The             OC       38141G104      495            2,900                 CALL   SOLE          2,900
Halliburton Co                          CS       406216101      4,537          150,575        SH            SOLE          150,575
Hess Corp                               CS       42809H107      3,989          63,780         SH            SOLE          63,780
INGERSOLL-RAND GL HLD CO 4.5% 4/15/12   CB       45687AAD4      14,964         7,500,000      PRN           SOLE          7,500,000
Intel Corp                              CS       458140100      4,247          190,770        SH            SOLE          190,770
iPATH S&P 500 VIX Short-Term F          CS       06740C527      525            25,000         SH            SOLE          25,000
Iridium Communications Inc              CS       46269C102      2,241          275,679        SH            SOLE          275,679
JPMorgan Chase & Co                     CS       46625H100      434            9,700          SH            SOLE          9,700
Kraft Foods Inc                         CS       50075N104      7,560          250,000        SH            SOLE          250,000
Liberty Acquisition Holdings C          CS       53015Y107      14,178         1,435,000      SH            SOLE          1,435,000
Liberty Media Corp 		        CS       53071M708      1,247          22,827         SH            SOLE          22,827
LOUISIANA-PACIFIC CORP                  CS       546347105      3,393          374,904        SH            SOLE          374,904
Market Vectors - Steel Index F          CS       57060U308      718            10,500         SH            SOLE          10,500
Martin Marietta Materials Inc           CS       573284106      11,030         132,022        SH            SOLE          132,022
Mead Johnson Nutrition Co               CS       582839106      3,902          75,000         SH            SOLE          75,000
Monsanto Co                             CS       61166W101      6,071          85,000         SH            SOLE          85,000
Motorola Inc                            CS       620076109      4,490          639,625        SH            SOLE          639,625
Movado Group Inc                        CS       624580106      1,683          149,200        SH            SOLE          149,200
NCR Corp                                CS       62886E108      3,522          255,201        SH            SOLE          255,201
Northwest Bancshares Inc                CS       667340103      8,379          714,324        SH            SOLE          714,324
Oshkosh Corp                            CS       688239201      11,843         293,586        SH            SOLE          293,586
PLAYBOY ENTERPRISES INC 3% 3/15/25      CB       728117AB8      1,929          2,250,000      PRN           SOLE          2,250,000
PepsiCo Inc                             CS       713448108      6,755          102,096        SH            SOLE          102,096
Pfizer Inc                              CS       717081103      35,077         2,045,321      SH            SOLE          2,045,321
Pharmaceutical HOLDRs Trust             CS       71712A206      995            15,000         SH            SOLE          15,000
PIONEER NATURAL RESOURCE 2.875% 1/15/38 CB       723787AH0      18,828         16,457,000     PRN           SOLE          16,457,000
QUALCOMM Inc                            CS       747525103      10,915         260,000        SH            SOLE          260,000
Qwest Communications Internati          CS       749121109      4,053          776,508        SH            SOLE          776,508
Redwood Trust Inc                       CS       758075402      52,428         3,400,000      SH            SOLE          3,400,000
Reis Inc                                CS       75936P105      4,841          847,870        SH            SOLE          847,870
TRANSOCEAN INC	1.625% 12/37            CB       893830AU3      9,938          10,000,000     PRN           SOLE          10,000,000
TRANSOCEAN INC	1.5%   12/37            CB       893830AV1      68,335         70,000,000     PRN           SOLE          70,000,000
TRANSOCEAN INC	1.5%   12/37            CB       893830aw9      9,585          10,000,000     PRN           SOLE          10,000,000
TRANSOCEAN LTD				CS	 H8817H100	389	       4,500  	      SH	    SOLE          4,500
Simpson Manufacturing Co Inc            CS       829073105      1,555          56,000         SH            SOLE          56,000
SLM Corp                                CS       78442P106      3,318          265,000        SH            SOLE          265,000
SPDR S&P 500 ETF Trust                  CS       78462F103      122,850        1,050,000      SH            SOLE          1,050,000
SPDR S&P 500 ETF Trust                  OP       78462F103      11,700         100,000               PUT    SOLE          100,000
STANDARD PACIFIC CORP 6% 10/1/12        CB       853763AA8      7,694          7,932,000      PRN           SOLE          7,932,000
Teradata Corp                           CS       88076W103      3,467          120,000        SH            SOLE          120,000
TERADYNE INC 4.5% 3/15/14               CB       880770AE2      10,848         5,000,000      PRN           SOLE          5,000,000
Terra Industries Inc                    CS       880915103      179,683        3,926,641      SH            SOLE          3,926,641
Terra Industries Inc                    OC       880915103      5,697          124,500               CALL   SOLE          124,500
Teva Pharmaceutical Industries          CS       881624209      5,300          84,000         SH            SOLE          84,000
Triumph Group Inc                       CS       896818101      2,944          42,000         SH            SOLE          42,000
Tyco International Ltd                  CS       H89128104      18,729         489,649        SH            SOLE          489,649
UDR INC 3.625% 9/15/11                  CB       910197AM4      11,955         12,000,000     PRN           SOLE          12,000,000
UnitedHealth Group Inc                  CS       91324P102      4,035          123,500        SH            SOLE          123,500
US STEEL CORP 5/15/14                   CB       912909AE8      69,270         33,000,000     PRN           SOLE          33,000,000
Utilities Select Sector SPDR F          CS       81369Y886      593            20,000         SH            SOLE          20,000
Wabash National Corp                    CS       929566107      146            20,805         SH            SOLE          20,805
WellPoint Inc                           CS       94973V107      4,014          62,350         SH            SOLE          62,350
Yahoo! Inc                              CS       984332106      5,369          325,000        SH            SOLE          325,000
						         	1,229,766

















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